December 18, 2014

Via EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:          Principal Funds, Inc.
               Amended Registration Statement on Form N-14
               File No: 333-200361

Ladies and Gentlemen:

On behalf of Principal Funds, Inc. ("PFI"), we transmit herewith for filing with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act of 1933 (the "Act") PFI's Pre-effective Amendment to a Registration Statement on Form N-14 under the Act (the "Amended Registration Statement"). The sole purpose of the Amended Registration Statement is to delay the effective date of the Registration Statement. It is proposed that this filing will become effective on January 20, 2015.

Please call me at 515-235-9328 or Greg Reymann of this office at 515-248-2821 if you have any questions or comments.

Sincerely,

/s/ Adam U. Shaikh

Adam U. Shaikh
Assistant Counsel
Principal Funds, Inc.

Enclosures